Pension and other post-retirement benefits (Details 6) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans
Estimated future benefit payments (CHF million)
2012	876
2013	873
2014	891
2015	900
2016	914
For five years thereafter	4,763
Contributions made by the Group to defined contribution pension plans	246	263	235
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2012	8
2013	8
2014	9
2015	10
2016	10
For five years thereafter	54